INVENTORIES	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 5 – INVENTORIES

	July 31, 2021	October 31, 2020
Raw materials and supplies	$112,153	$26,199
Finished goods	131,211	120,612
Total inventories	$243,364	$146,811
NOTE 4 – INVENTORIES

	October 31, 2020	October 31, 2019
Raw materials and supplies	$26,199	$5,123
Finished goods	120,612	72,840

Total inventories	$146,811	$77,963